ENTERPRISE-WIDE DISCLOSURE (Tables)	6 Months Ended
Jan. 31, 2025
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines

	For the three months ended		For the six months ended
	January 31,		January 31,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Electronic Device Hardware Components Sales	$–	$43,479	$–	$103,381
Software and Website Development Services	–	–	–	19,230
Software Maintenance and Business Promotion Services	–	14,013	–	29,276
Business Consulting Services	9,120	17,580	230,367	68,113
Global Logistics Services	2,070,083	2,819,056	4,829,776	4,000,776
Total revenues	$2,079,203	$2,894,128	$5,060,143	$4,220,776

Schedule of disaggregated information of revenues by regions

	For the three months ended		For the six months ended
	January 31,		January 31,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Hong Kong	$1,997,203	$2,151,434	$4,573,373	$3,202,451
Vietnam	–	538,694	166,770	712,225
Japan	82,000	204,000	320,000	304,850
Singapore	–	–	1,250	1,250
Total revenues	$2,079,203	$2,894,128	$5,060,143	$4,220,776